Revolving Credit Facility (Details) € in Millions, £ in Millions						6 Months Ended		12 Months Ended
	Jul. 25, 2016 USD ($)	Jun. 28, 2016 USD ($)	Jun. 28, 2016 GBP (£)	Jan. 20, 2016 USD ($)	Jul. 25, 2013 USD ($) extension_option	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2016 EUR (€)	Jun. 30, 2016 GBP (£)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 GBP (£)	Feb. 04, 2015 EUR (€)	Feb. 04, 2015 GBP (£)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 GBP (£)
Line of Credit Facility [Line Items]
Credit facility						$ 673,674,000		$ 717,286,000	$ 659,268,000
Carrying value of encumbered assets						1,300,000,000		1,300,000,000
Payment of US dollar advances						26,696,000	$ 295,000,000	373,167,000	18,500,000	$ 0
JPMorgan Chase Bank, N.A. | Above Threshold
Line of Credit Facility [Line Items]
Unused capacity commitment fee (percent)					0.25%
JPMorgan Chase Bank, N.A. | Below Threshold
Line of Credit Facility [Line Items]
Unused capacity commitment fee (percent)					0.15%
Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit facility															€ 110.5	£ 68.5
Revolving Credit Facility | JPMorgan Chase Bank, N.A.
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 50,000,000
Credit facility						673,700,000		$ 717,300,000	659,300,000		€ 288.4	£ 155.2	€ 288.4	£ 160.2			€ 128.0	£ 169.8
Fair value of credit facility						$ 673,700,000
Number of one year extensions (extension option) | extension_option					2
Commitment fee (percent)					50.00%
Debt instrument, weighted average effective interest rate (percent)						2.30%		2.20%			2.30%	2.30%	2.20%	2.20%
Remaining borrowing capacity						$ 66,300,000		$ 22,700,000	$ 20,700,000
Payment of US dollar advances		$ 6,700,000	£ 5.0	$ 20,000,000
Revolving Credit Facility | JPMorgan Chase Bank, N.A. | Subsequent Event
Line of Credit Facility [Line Items]
Extension term	1 year
Extension fee	$ 1,500,000
Revolving Credit Facility | JPMorgan Chase Bank, N.A. | Line of Credit Facility, Base Rate, Option Three
Line of Credit Facility [Line Items]
Interest rate (percent)					1.00%
Revolving Credit Facility | JPMorgan Chase Bank, N.A. | Above Threshold
Line of Credit Facility [Line Items]
Unused capacity commitment fee (percent)					0.25%
Revolving Credit Facility | JPMorgan Chase Bank, N.A. | Below Threshold
Line of Credit Facility [Line Items]
Unused capacity commitment fee (percent)					0.15%
Revolving Credit Facility | JPMorgan Chase Bank, N.A. | Maximum
Line of Credit Facility [Line Items]
Additional borrowing capacity					$ 740,000,000
Revolving Credit Facility | JPMorgan Chase Bank, N.A. | Base Rate | Minimum | Line of Credit Facility, Interest Rate, Option Two
Line of Credit Facility [Line Items]
Interest rate (percent)					0.60%
Revolving Credit Facility | JPMorgan Chase Bank, N.A. | Base Rate | Maximum | Line of Credit Facility, Interest Rate, Option Two
Line of Credit Facility [Line Items]
Interest rate (percent)					1.20%
Revolving Credit Facility | JPMorgan Chase Bank, N.A. | LIBOR | Minimum | Line of Credit Facility, Interest Rate, Option One
Line of Credit Facility [Line Items]
Interest rate (percent)					1.60%
Revolving Credit Facility | JPMorgan Chase Bank, N.A. | LIBOR | Maximum | Line of Credit Facility, Interest Rate, Option One
Line of Credit Facility [Line Items]
Interest rate (percent)					2.20%
Revolving Credit Facility | JPMorgan Chase Bank, N.A. | Federal Funds Effective Swap Rate | Line of Credit Facility, Base Rate, Option Two
Line of Credit Facility [Line Items]
Interest rate (percent)					0.50%